Notes Payable (Details) - Schedule of notes payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 1,719,749	$ 1,683,694	$ 1,358,211
Less: Debt Discount	(117,128)	(314,108)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,602,621	1,683,694	1,342,664
Less: Current Debt		(1,645,680)	(1,278,672)
Total Long-Term Debt	32,020	38,014	63,992
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	198,577	$ 198,577	$ 198,577
Interest Rate		5.00%	1.00%
Maturity Date		April 2022	May 2022
The First December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total			$ 185,655
Interest Rate			10.00%
Maturity Date			June 2023
The Second December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	325,346		$ 313,979
Interest Rate		14.00%	14.00%
Maturity Date		June 2023	June 2022
First Denver Bodega LLC Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	32,645	$ 38,014
Interest Rate		5.00%	5.00%
Maturity Date		March 2025	March 2025
The Third May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	6,554	$ 9,409
Interest Rate
Maturity Date		November 2022	November 2022
The Fourth May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	30,697	$ 31,701
Interest Rate
Maturity Date		November 2022	November 2022
The Second June Loan agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	39,500	$ 39,500
Interest Rate
Maturity Date		October 2022	October 2022
The First August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	130,615	$ 130,615
Interest Rate		14.00%	14.00%
Maturity Date		June 2023	November 2022
The Second August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	92,950	$ 387,950
Interest Rate
Maturity Date		January 2023	January 2023
The First September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	47,439	$ 73,236
Interest Rate
Maturity Date		September 2023	September 2023
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	658,625	$ 763,625
Interest Rate
Maturity Date		May 2023	May 2023
The Third September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	121,964	$ 256,964
Interest Rate
Maturity Date		April 2023	April 2023
The November 2022 Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 34,837	$ 68,211
Interest Rate
Maturity Date		June 2023	June 2023
Seller’s Choice Note [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total			$ 660,000
Interest Rate			30.00%
Maturity Date			September 2020